POTENTIALLY DILUTIVE SECURITIES (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Potentially Dilutive Securities Details
Common stock options	65,000	65,000	65,430	65,430
Common stock warrants - equity treatment	52,229,000	193,000	2,556,133	25,168
Common stock warrants - liability treatment	12,514,000	57,000	103,284	124,284
Convertible notes		15,000		738,760
Potentially dilutive securities	64,808,000	330,000	2,724,847	953,642